SUPPLIERS	12 Months Ended
Dec. 31, 2020
SUPPLIERS
SUPPLIERS

NOTE 23 – SUPPLIERS

	12/31/2020	12/31/2019
Current
Goods, Materials and Services	2,612,668	2,355,091
Energy Purchased for Resale	1,275,170	728,643
CCEE - Short-term energy	16,213	11,735
	3,904,051	3,095,469

Non-current
Goods, Materials and Services	16,556	18,143
	16,556	18,143
Total	3,920,607	3,113,612

Accounting policy

Obligations related to charges for use of the electricity grid, supply of electricity, purchases of electricity for resale and purchases of goods, goods (material, conventional fuel, etc.) and services are recognized. Electricity purchases are also recognized within the scope of the Electric Energy Trading Chamber - CCEE. The caption of suppliers is measured at amortized cost, liabilities are written off upon settlement of the security and monetary variations are recognized in the financial result.